Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	Newmark Risk-Managed Opportunistic Fund
Central Index Key	dei_EntityCentralIndexKey	0001068916
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul. 30, 2013
Newmark Risk-Managed Opportunistic Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to generate positive investment returns. There are no guarantees the Fund will achieve its objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay indirectly each year as a percentage of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 841% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	841.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your expenses would be as follows:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing generally in equity securities. Equity securities include common stocks and preferred stocks, as well as securities convertible into or exchangeable for common stocks or preferred stocks.  The Fund is a “non-diversified” portfolio and it may invest in companies of any size and market capitalization. The Fund will consider all asset classes including foreign and domestic securities listed on U.S. exchanges, which may include, but are not limited to, investing portfolio assets in equities, Real Estate Investment Trusts (REIT),  Master Limited Partnerships (MLP), preferred stocks, convertibles, emerging market securities, Exchange Traded Funds (ETF), bonds, currencies, money market funds, cash and cash equivalent financial instruments.

To pursue its objective, the Fund will generally trade frequently and will invest in a wide range of financial instruments, market sectors, market capitalization and asset classes including foreign and domestic securities listed on U.S. exchanges.  Investments may include any asset for which there is a liquid market.

The Fund may invest up to 100% of its assets in equity securities indirectly through investments in shares of Exchange Traded Funds (ETFs), and up to 10% of its assets indirectly through investments in Closed End Funds.  The Fund may invest in both traditional and non-traditional ETFs.  Unlike traditional ETFs, which attempt to replicate the performance of an index, non-traditional ETFs poise greater risk as it uses derivatives, such as swaps and futures, to achieve leveraged or inverse returns.  Unexpected results may occur in opposite of what was foreseen and therefore the outcome may be different than anticipated resulting in additional risk.  The Fund’s investments in shares of ETFs may result in substantial investments in issuers of foreign and emerging market securities.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Investment Process. The Fund seeks to take advantage of investment opportunities with attractive risk/return profiles that are undervalued relative to Advisor’s appraised value.  The Fund’s Advisor generally seeks opportunities where it believes Wall Street research is either inadequate or possibly non-existent.  The Advisor focuses typically on undiscovered, neglected, or misunderstood opportunities to generate positive investment returns.   The Fund’s Advisor employs a flexible investment process as it seeks to take advantage of opportunities as they arise.

The Advisor updates and monitors its proprietary model on a daily basis to assess factors it considers critical and most influential to capital market conditions and risk assets.  The factors being monitored include macroeconomic trends, monetary policies, anticipated inflation, interest rates, investor sentiment, market technicals, consumer sentiment, corporate earnings, market volatility trend, market valuation, investment flows and other factors influential to its perception of the outlook for the capital markets. Insights gained from this process combined with the availability of attractive investment opportunities are applied continuously by the Advisor to managing the Fund’s portfolio risk characteristics and its exposure to risk assets, which may result in the Fund’s market and risk exposure varying regularly. The Advisor aims to minimize capital losses during periods of unfavorable market conditions.  Thus, from time to time, the Advisor may take a temporary defensive stance in an attempt to respond to adverse market, economic, political, or other conditions.  The Advisor reduces portfolio risk of the Fund primarily by reducing its holdings of risk assets, increasing cash and cash equivalent holdings, and purchasing fixed income securities.

In making investment decisions for the Fund, the Adviser focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies’ securities to determine if a company is an attractive investment opportunity.  The Adviser also seeks those equity securities with undervalued assets and growth potential that it believes remain unrecognized by the investment community.

The Advisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund or when the security is deemed less attractive relative to another security on a risk/return basis.  Also, the Advisor may sell or reduce a position if it sees the investment theme failing to materialize.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price of the Fund’s shares can go up and down substantially.  The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or as a result of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives.  There is no assurance that the Fund will achieve its investment objective and you could lose money.

Derivative Risk.  The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Issuer Specific Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk.  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk.  Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

Management Risk.  There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

Stock Market Risks.  The value of the Fund’s portfolio may be affected by changes in the stock markets.   Stock markets are subject to significant fluctuations in value as a result of political, economic and market developments.   Geographically diverse stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  If a stock market declines in value, the Fund’s share price is likely to decline in value.

Main Risks of Small- and Mid-Cap Stocks. The Fund may invest in equity securities of companies without regard to market capitalization. Small- and mid-sized companies may be either established or newer companies, including companies that have been in operation for less than three years.  While smaller companies might offer greater opportunities for gain, they also involve greater risk of loss. These companies may be more sensitive to changes in earnings expectations and may experience more abrupt and erratic price movements.  Securities of small- and mid-size companies may not have established markets for their products or services and may have fewer customers and product lines.  They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions.  Since small- and mid-size companies typically reinvest a high proportion of their earnings in their businesses, they may not pay dividends for some time, particularly if they are newer companies.  Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies.  They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business.  It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

Non-Diversification.  The Fund is a “non-diversified” fund.  The Fund is considered “non-diversified” because, compared to other funds, a higher percentage of the Fund’s assets may be invested in the shares of a limited number of companies.  The Fund’s portfolio securities, therefore, may be more susceptible to a decline in value as a result of any single economic, political, or regulatory occurrence than the portfolio securities of a “diversified” fund.

Portfolio Turnover.  The Fund’s portfolio turnover strategy permits it to purchase and sell securities at frequent intervals.  A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.  The Fund’s portfolio turnover rate has been high in each of its last three fiscal years.

MLP Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. Fluctuations in underlying commodity prices that are generally associated with MLPs may unfavorably impact earnings and cash flow distributions. Changes in the regulatory environment could adversely affect the profitability of MLPs.  Rising interest rates could result in a higher cost of capital for MLPs.

REIT (and Other Real Estate Companies) Risk. To the extent the Fund invests in REITs and other real estate companies, its performance will be affected by the performance of the real estate markets and subject to its risks. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain .Most Equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which a Fund invests may be preferred stock, which receives preference in the payment of dividends.

Currency Risk. To the extent that the Fund invests in securities or other instruments such as ETFs denominated in or indexed to foreign currencies, fluctuation in currency exchange rates are common and will bring an added dimension of risk. Currency fluctuations may negatively impact investment gains or add to investment losses.

Risks of Closed-End Funds. The price of a closed-end fund can fluctuate within a wide range, and the Fund could lose money investing in a closed-end fund if the prices of the securities owned by the closed-end fund go down. In addition, (1) the market price of the shares of the closed-end fund may trade at a discount to their net asset value; (2) an active trading market for the shares of the closed-end fund may not develop or be maintained; or (3) trading of the shares of the closed-end fund may be halted if the listing exchange’s officials deems such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks of Traditional ETFs.  Traditional ETFs attempt to replicate the performance of an index. Although they vary in the risks that they present, certain risks are common to traditional ETFs.  These risks include market risk, asset class risk, concentration risk and management risk.  Market risk is the risk that fluctuations in the price of a particular ETF could result in loss of value.  Asset-class risk is the risk that the types of securities in which a particular ETF invests will underperform other investments.  Concentration risk is the risk that the securities held by an ETF with a more concentrated investment focus will be more susceptible to singular events that do not affect other sectors of the market. Management risk is the risk that a particular ETF will not fully replicate the underlying index, which can result in returns that are less than the returns of the underlying index.

Risks of Non-Traditional ETFs.  Non-traditional ETFs may include “leveraged” ETFs and “inverse” ETFs.  Unlike traditional ETFs, which attempt to replicate the performance of an index, leveraged and inverse ETFs seek investment returns on some basis other than a one-to-one long only relationship to an underlying index.  Non-traditional ETFs use derivatives, such as swaps and futures, to achieve leveraged or inverse returns.  Because non-traditional ETFs seek relational returns, they are structured to “reset” in relation to their underlying indexes as specified reset periods.  This reset feature can cause non-traditional ETFs to have unexpected results over time.  Unexpected results may occur in opposite of what was foreseen and therefore the outcome may be different than anticipated resulting in additional risk. Because the Fund’s investments in ETFs may cause volatility in the Fund’s share price, the risk associated with this investment strategy is considerable. Leveraged ETFs and Inverse ETF may add more risk if the market moves in the opposite direction.

Risks of Foreign Securities. The closed-end funds and ETFs in which the Fund invests may have substantial investments in foreign securities, which can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the closed-end funds or ETFs to decline, the Fund’s share price will decline.

Risks of Emerging Market Securities.  The closed-end funds and ETFs in which the Fund invests may have substantial investments in emerging market securities, which can involve additional risks relating to political, economic or regulatory conditions in those countries.  The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries.  These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems.  Securities of issuers in these countries may be more difficult to sell at an acceptable price and may be more volatile than securities issued in countries with more mature markets.  Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a country’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country.  Investments in emerging market countries may be considered speculative.

Key Personnel Risk.  If one or more key individuals become unavailable to the investment advisor, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at time when markets conditions are not favorable.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 772-7231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.newmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  More recent performance is available by calling the toll-free number on the back of this prospectus and on the Fund’s website at www.newmarkfunds.com.

Annual Return 2003	rr_AnnualReturn2003	46.20%
Annual Return 2004	rr_AnnualReturn2004	7.43%
Annual Return 2005	rr_AnnualReturn2005	(5.36%)
Annual Return 2006	rr_AnnualReturn2006	(5.12%)
Annual Return 2007	rr_AnnualReturn2007	13.49%
Annual Return 2008	rr_AnnualReturn2008	(7.42%)
Annual Return 2009	rr_AnnualReturn2009	(12.29%)
Annual Return 2010	rr_AnnualReturn2010	(41.42%)
Annual Return 2011	rr_AnnualReturn2011	(17.86%)
Annual Return 2012	rr_AnnualReturn2012	(6.09%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s total return for the fiscal year ending March 31, 2013 was a decline of 20.07%.

During the period shown the highest return for a quarter was 35.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.78% (quarter ended September 30, 2010).

The following table shows the average annual total returns for the Fund’s shares.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Your actual after-tax returns, depending on your individual tax situation, may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The performance of the Fund’s shares is compared to that of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Performance of the index includes reinvestment of income, but does not reflect fees, expenses or taxes.  The Fund’s investments vary from those in the index.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Newmark Risk-Managed Opportunistic Fund | - Comparison Index - S&P 500 Index (Reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Newmark Risk-Managed Opportunistic Fund | Newmark Risk-Managed Opportunistic Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amounts redeemed within 90 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee for Shares Redeemed by Wire Transfer	rr_RedemptionFee	(20.00)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
1 Year	rr_AverageAnnualReturnYear01	(6.09%)
5 Years	rr_AverageAnnualReturnYear05	(18.17%)
10 Years	rr_AverageAnnualReturnYear10	(5.18%)
Newmark Risk-Managed Opportunistic Fund | Newmark Risk-Managed Opportunistic Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.07%)
5 Years	rr_AverageAnnualReturnYear05	(18.17%)
10 Years	rr_AverageAnnualReturnYear10	(5.18%)
Newmark Risk-Managed Opportunistic Fund | Newmark Risk-Managed Opportunistic Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(14.31%)
10 Years	rr_AverageAnnualReturnYear10	(4.23%)
[1]	Total Fund Operating Expenses in the table above do not correlate with the Ratio of Expenses to Net Assets for the fiscal year ended March 31, 2013 as shown in the "Financial Highlights" section of this prospectus. Total Fund Operating Expenses in the table above include "Acquired Fund Fees and Expenses" which are fees and expenses that the Fund incurs indirectly through its investments in the underlying funds in which it invests. The Ratio of Expenses to Net Assets for the for the fiscal year ended March 31, 2012 as shown in the "Financial Highlights" section of this prospectus does not take "Acquired Fund Fees and Expenses" into account.